Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent Company [Member]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets [Line Items]
Cash in bank	¥ 70,050,747	$ 10,041,390	¥ 137,852,519	$ 19,760,402
Other receivables—intercompany	63,037,292	9,036,050
Total current assets	133,088,039	19,077,440	137,852,519
Investment in subsidiaries	292,086,089	41,868,939	183,488,228
Total assets	425,174,128	60,946,379	321,340,747
Current portion of shareholder loan	1,395,240	200,000
Non-current shareholder loan	1,063,871	152,500	2,419,278
Total liabilities	2,459,111	352,500	2,419,278
Series A convertible preferred shares, $0.0001 par value, 12,916,700 shares authorized, 8,611,133 shares issued and outstanding of December 31, 2018 and 2019, respectively	5,910	861	5,910
Additional paid-in capital	168,166,990	24,105,815	168,166,990
Retained earnings	229,177,894	32,851,394	129,526,973
Statutory reserves	22,201,382	3,182,446	19,647,831
Accumulated other comprehensive income	3,097,741	443,364	1,508,665
Total shareholders’ equity	422,715,017	60,593,879	318,921,469
Total liabilities and shareholders’ equity	425,174,128	60,946,379	321,340,747
Common Class A [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets [Line Items]
Class A ordinary shares, $0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding of December 31, 2018 and 2019	13,095	2,011	13,095
Common Class B [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets [Line Items]
Class A ordinary shares, $0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding of December 31, 2018 and 2019	¥ 52,005	$ 7,988	¥ 52,005